Basis of Presentation and Significant Accounting Policies - Narrative (Details) $ / shares in Units, £ in Thousands			1 Months Ended	9 Months Ended
	Sep. 25, 2020 USD ($) $ / shares shares	Aug. 28, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Apr. 02, 2020 USD ($)	Nov. 30, 2018 GBP (£)
Subsidiary, Sale of Stock [Line Items]
Dividends payable (USD per share) | $ / shares		$ 1.50
Dividends payable | $		$ 392,489,000
Stock options exercise price reduction (USD per share) | $ / shares		$ 1.50
Stock options exercise price, lower limit (USD per share) | $ / shares		$ 0.01
Not Designated as Hedging Instrument
Subsidiary, Sale of Stock [Line Items]
Derivative notional amount | £						£ 65,000
Interest Rate Swap | Not Designated as Hedging Instrument
Subsidiary, Sale of Stock [Line Items]
Derivative notional amount | $			$ 200,000,000		$ 200,000,000
Term of contract (in years)			10 years
Public Stock Offering - Shares From Existing Shareholders
Subsidiary, Sale of Stock [Line Items]
Payments of expenses associated with initial public offering | $				$ 26,130,000
Public Stock Offering - Shares From Existing Shareholders | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares) | shares	12,360,991
Price per share sold (USD per share) | $ / shares	$ 22.00
IPO | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares sold (in shares) | shares	0
Sale of stock, consideration received | $	$ 0